CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2019 ₪ / shares shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2018 ₪ / shares shares
Statement of financial position [abstract]
Ordinary shares, par value | (per share)	₪ 0.01	$ 0.01	₪ 0.01
Ordinary shares, Authorized	37,244,508	37,244,508	37,244,508
Ordinary shares, Issued	27,178,839	27,178,839	27,178,839
Ordinary shares, Outstanding	27,178,839	27,178,839	27,178,839